EATON VANCE MUNICIPALS FUNDS
                        Supplement to Prospectuses dated
                                 January 1, 2000
                                December 1, 1999
                                 August 1, 1999
                                  June 1, 1999
                                   May 1, 1999

1. THE FOLLOWING IS ADDED TO THE SECOND PARAGRAPH OF "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

     Class A shares are sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales of 0.50% of the amount invested.

2.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE JANUARY 1, 2000 PROSPECTUS:

     William H. Ahern is the portfolio manager of the Alabama Portfolio (since June 1, 1997), the Kentucky Portfolio (since November 1, 1998) and the
     Maryland Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Missouri Portfolio and the Tennessee Portfolio (since they commenced operations) and the Georgia Portfolio (Since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Portfolio and the North Carolina Portfolio (since January 1, 1996) and the Virginia Portfolio (since January 17, 2000). Thomas M. Metzold is the portfolio manager of the Arkansas Portfolio (since January 17, 2000) and the Oregon Portfolio (since November 1, 1996). Thomas J. Fetter is the portfolio manager of the South Carolina Portfolio (since January 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

3.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE DECEMBER 1, 1999 PROSPECTUS:

     William A. Ahern is the portfolio manager of the Colorado Portfolio (since June 1, 1997), the Connecticut Portfolio (since November 24, 1997) and the Michigan Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Arizona Portfolio (since January 1, 1994) and the Pennsylvania Portfolio (since January 17, 2000). Robert B. MacIntosh is the portfolio manager of the New Jersey Portfolio (since it commenced operations) and the Minnesota Portfolio (since November 1, 1996). Thomas M. Metzold is the portfolio manager of the Texas Portfolio (since November 24, 1997). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

4.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE AUGUST 1, 1999 PROSPECTUS:

     William A. Ahern is the portfolio manager of the Connecticut Portfolio, Michigan Portfolio, New Jersey Portfolio and Ohio Portfolio (since October,
     1994), the Massachusetts Portfolio (since May 1, 1997), and the New York Portfolio (since November 24, 1997). Cynthia J. Clemson is the portfolio manager of the Florida Portfolio (since November 2, 1998), the California Portfolio (since May 1, 1997) and the Pennsylvania Portfolio (since January 17, 2000). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

5.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE JUNE 1, 1999 PROSPECTUS:

     Cynthia J. Clemson is the portfolio manager of the Florida Insured Portfolio (since November 2, 1998). Robert B. MacIntosh is the portfolio manager of the Hawaii Portfolio (since it commenced operations). Thomas M. Metzold is the portfolio manager of the Kansas Portfolio (since January 17, 2000). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance Portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.


FEBRUARY 1, 2000                                                       COMMUNIPS